Commitments and Contingencies (Details) - Schedule of Minimum Annual Royalty Payments - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payment One [Member]
Schedule of Minimum Annual Royalty Payments [Line Items]
Years	Prior to First Commercial Sale	Prior to First Commercial Sale
Minimum Annual Royalty
Payment Two [Member]
Schedule of Minimum Annual Royalty Payments [Line Items]
Years	Year of First Commercial Sale	Year of First Commercial Sale
Minimum Annual Royalty
Payment Three [Member]
Schedule of Minimum Annual Royalty Payments [Line Items]
Years	First calendar year following the First Commercial Sale	First calendar year following the First Commercial Sale
Minimum Annual Royalty	$ 25,000	$ 25,000
Payment Four [Member]
Schedule of Minimum Annual Royalty Payments [Line Items]
Years	Second calendar year following the First Commercial Sale	Second calendar year following the First Commercial Sale
Minimum Annual Royalty	$ 25,000	$ 25,000
Payment Five [Member]
Schedule of Minimum Annual Royalty Payments [Line Items]
Years	Third calendar year following the First Commercial Sale	Third calendar year following the First Commercial Sale
Minimum Annual Royalty	$ 100,000	$ 100,000